                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2594
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IV
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                  Date of reporting period: November 30, 2004
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) MONEY MARKET FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Mutual Funds, Prospectuses, Fact Sheets, Reports" on the home page. Week in Review, MFS Global Investment Perspective, and Chief Investment Strategist corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 79.9%
--------------------------------------------------------------------------------------------------------------------------
AIG Funding, Inc., due 2/23/05                                                           $ 21,371,000        $  21,258,054
--------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., due 12/01/04                                                31,530,000           31,530,000
--------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., due 12/21/04                                               10,400,000           10,389,022
--------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., due 1/05/05                                                           5,000,000            4,989,451
--------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., due 12/17/04                                                               7,915,000            7,908,211
--------------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding, due 1/07/05                                                      21,000,000           20,956,186
--------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, due 12/10/04                                                              33,115,000           33,100,098
--------------------------------------------------------------------------------------------------------------------------
Cafco LLC, due 2/02/05                                                                     32,289,000           32,169,208
--------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, due 1/07/05 - 1/10/05                                                          27,663,000           27,603,617
--------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, due 12/09/04 - 1/26/05                                30,681,000           30,648,732
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., due 1/24/05                                                                32,489,000           32,388,609
--------------------------------------------------------------------------------------------------------------------------
Cofco Capital Corp., due 1/11/05                                                            4,838,000            4,825,878
--------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 2/22/05                                               31,815,000           31,648,493
--------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc., due 12/29/04                                                    31,582,000           31,529,434
--------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust Series, due 12/06/04                                                      32,430,000           32,421,442
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 1/24/05 - 2/17/05                                      31,778,000           31,647,912
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., due 2/22/05                                                      5,000,000            4,973,256
--------------------------------------------------------------------------------------------------------------------------
Govco, Inc., due 12/08/04 - 2/18/05                                                        31,788,000           31,689,798
--------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, due 12/08/04                                                   24,329,000           24,320,579
--------------------------------------------------------------------------------------------------------------------------
Kittyhawk Funding Corp., due 2/15/05                                                       31,710,000           31,560,047
--------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 12/01/04 - 2/28/05                                             31,599,000           31,530,173
--------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp., due 1/07/05                                                        19,966,000           19,921,470
--------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., due 1/18/05                                                      30,357,000           30,273,619
--------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., due 1/06/05 - 1/20/05                                         31,600,000           31,524,394
--------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., due 1/18/05                                                      7,829,000            7,807,288
--------------------------------------------------------------------------------------------------------------------------
UBS Finance, Inc., due 12/01/04                                                            31,530,000           31,530,000
--------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                           $630,144,971
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.8%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, due 1/05/05                                                                  $ 11,600,000        $  11,577,783
--------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, due 2/02/05                                                       6,650,000            6,625,329
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, due 12/07/04 - 2/01/05                                                        42,858,000           42,811,941
--------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost and Value                                         $ 61,015,053
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                $789,154,024
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS- 12.4%
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.06%, dated 11/30/04, due 12/01/04, total to be received
  $78,824,510 (secured by various U.S. Treasury and Federal Agency obligations
  in a jointly traded account)                                                           $ 78,820,000        $  78,820,000
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 2.05%, dated 11/30/04, due 12/01/04, total to be received
  $19,175,092 (secured by various U.S. Treasury and Federal Agency obligations
  in a jointly traded account)                                                             19,174,000           19,174,000
--------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                                          $ 97,994,000
--------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                                           (732,682)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $788,421,342
--------------------------------------------------------------------------------------------------------------------------

For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) GOVERNMENT MONEY MARKET FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Mutual Funds, Prospectuses, Fact Sheets, Reports" on the home page. Week in Review, MFS Global Investment Perspective, and Chief Investment Strategist corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 84.7%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, due 12/22/04-3/01/05                                                         $  8,700,000        $   8,668,234
--------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, due 1/13/05-2/02/05                                               2,350,000            2,342,252
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 12/10/04-2/18/05                                                8,480,000            8,455,969
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, due 12/07/04-1/18/05                                                           9,673,000            9,657,879
--------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost                                                  $  29,124,334
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 15.6%
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.06%, dated 11/30/04, due 12/01/04, total to be received
$3,438,197 (secured by various U.S. Treasury and Federal Agency obliations in a
jointly traded account)                                                                  $  3,438,000        $   3,438,000
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 2.05%, dated 11/30/04, due 12/01/04, total to be received
$1,914,109 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account)                                                                1,914,000            1,914,000
--------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                                          $  5,352,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                $ 34,476,334
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                            (91,287)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $ 34,385,047
--------------------------------------------------------------------------------------------------------------------------

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylson Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) MID CAP GROWTH FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.2%
--------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.0%
--------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.^*                                                                      902,593        $   21,671,258
 -------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.8%
 -------------------------------------------------------------------------------------------------------------------------
Coach, Inc.*                                                                                 353,800        $   17,633,392
 -------------------------------------------------------------------------------------------------------------------------

BANKS & Credit Companies - 1.3%
 -------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                          369,200        $   16,185,728
 -------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                                      463,900            10,136,215
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   26,321,943
 -------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 8.1%
 -------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                              480,100        $   13,164,342
 -------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                             413,600            16,502,640
 -------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                               958,131            53,664,917
 -------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                       862,300            29,714,858
 -------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                      443,000            18,703,460
 -------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                           1,109,000            29,499,400
 -------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                               191,100             8,790,600
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  170,040,217
 -------------------------------------------------------------------------------------------------------------------------
BROADCAST & Cable TV - 9.8%
 -------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                               2,427,950        $   37,438,989
 -------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                               457,900            15,875,393
 -------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                                           813,421            26,672,075
 -------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                          394,900            14,224,298
 -------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.*                                                      1,427,300             7,778,785
 -------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                     296,700            18,475,509
 -------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Companies, Inc.*                                                        849,000            10,536,090
 -------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                   620,947            43,205,492
 -------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                        553,800             7,686,744
 -------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                         390,900            11,766,090
 -------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                          475,300            10,656,226
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  204,315,691
 -------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.0%
 -------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.^*                                                                 1,092,900        $   15,224,097
 -------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.^*                                                                    417,700             5,789,322
 -------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                             625,650            42,631,791
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   63,645,210
 -------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 8.5%
 -------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                 416,300        $   17,859,270
 -------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                              812,900            15,371,939
 -------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                416,013            27,906,152
 -------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                           537,600            26,208,000
 -------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                         716,000            41,707,000
 -------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                               236,600            11,444,342
 -------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                     906,150            25,544,369
 -------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.^                                                             409,600            11,071,488
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  177,112,560
 -------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
 -------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                 296,500        $   13,644,930
 -------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE - 10.4%
 -------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                               1,446,500        $   37,392,025
 -------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                      782,300            18,571,802
 -------------------------------------------------------------------------------------------------------------------------
Intuit, Inc.*                                                                                482,000            20,166,880
 -------------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                                435,440            12,584,216
 -------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                  785,200            35,812,972
 -------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                                                116,900             5,044,235
 -------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                            1,602,300            23,201,304
 -------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                              475,000            30,309,750
 -------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                    1,571,500            34,415,850
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  217,499,034
 -------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.3%
 -------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                        290,200        $    6,851,622
 -------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.3%
 -------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                    394,200        $   31,417,740
 -------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                     419,600            16,322,440
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   47,740,180
 -------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.4%
 -------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                                                 223,800        $    8,714,772
 -------------------------------------------------------------------------------------------------------------------------

ELECTRONICS - 5.8%
 -------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.*                                                                              337,800        $   10,985,256
 -------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                            811,400            19,181,496
 -------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                            180,700             8,142,342
 -------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                              358,700            11,499,922
 -------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                                                     963,900            25,967,466
 -------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                         2,737,700            30,224,208
 -------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                500,600            15,628,732
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  121,629,422
 -------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.6%
 -------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.^                                                                   204,100        $   14,387,009
 -------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                468,300            16,554,405
 -------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                651,100            32,359,670
 -------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                       393,000            11,687,820
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   74,988,904
 -------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.9%
 -------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                     1,436,800        $   21,437,056
 -------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                   598,300            17,530,190
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   38,967,246
 -------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.1%
 -------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                        927,389        $   22,897,234
 -------------------------------------------------------------------------------------------------------------------------

LEISURE & TOYS - 1.0%
 -------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                       443,300        $   21,677,370
 -------------------------------------------------------------------------------------------------------------------------

MACHINERY & TOOLS - 0.6%
 -------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                  198,000        $   13,345,200
 -------------------------------------------------------------------------------------------------------------------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.5%
 -------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                              889,100        $   24,583,615
 -------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                     551,100             5,979,435
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   30,563,050
 -------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 14.0%
 -------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                              550,000        $   32,950,500
 -------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                              1,981,200            53,175,408
 -------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.^                                                                553,500            29,119,635
 -------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.                                                        550,600            31,130,924
 -------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                471,400            30,560,862
 -------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.^*                                                                           179,300            10,847,650
 -------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                             613,100            29,870,232
 -------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                                65,300             7,073,402
 -------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                       555,300            16,797,825
 -------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                           1,088,200            10,882,000
 -------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                863,300            40,281,578
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  292,690,016
 -------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.4%
 -------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                           112,000        $    4,305,988
 -------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.+                                                                          101,400             3,898,457
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    8,204,445
 -------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.9%
 -------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                              394,700        $   19,999,449
 -------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                        342,100            17,854,199
 -------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                          519,500            16,312,300
 -------------------------------------------------------------------------------------------------------------------------
Halliburton Co.^                                                                             164,100             6,785,535
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   60,951,483
 -------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.2%
 -------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                            294,400        $   24,994,560
 -------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS - 3.8%
 -------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                              327,400        $   24,063,900
 -------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                                        563,500            11,540,480
 -------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                          1,185,900            43,629,261
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   79,233,641
 -------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.2%
 -------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"                                                                   115,000        $    4,535,600
 -------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                               379,200            19,991,424
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   24,527,024
 -------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.1%
 -------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                   468,000        $   22,880,520
 -------------------------------------------------------------------------------------------------------------------------

SPECIALTY STORES - 2.8%
 -------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                              790,750        $   27,099,003
 -------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                                               729,800            22,331,880
 -------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                               427,600            10,065,704
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   59,496,587
 -------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 4.4%
 -------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.^*                                                                1,889,900        $   40,198,173
 -------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.^*                                                                          216,030             9,300,092
 -------------------------------------------------------------------------------------------------------------------------
Harris Corp.^                                                                                319,500            21,147,705
 -------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                     801,822            22,074,160
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   92,720,130
 -------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.7%
 -------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                                2,305,046        $   41,790,484
 -------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.*                                                             18,794                29,319
 -------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.^*                                                         1,312,200            22,149,935
 -------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                                          581,620            33,710,695
 -------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   97,680,433
 -------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                 225,900       $   12,031,434
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,780,520,354)                                                              $2,074,669,508
--------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                     PAR AMOUNT              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.5%
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04, at Amortized Cost                   $ 30,572,000       $   30,572,000
--------------------------------------------------------------------------------------------------------------------------

COLLATERAL FOR SECURITIES LOANED - 14.1%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                 294,261,998       $  294,261,998
--------------------------------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $2,105,354,352)                                                        $2,399,503,506
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.8)%                                                                      (308,507,202)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $2,090,996,304
--------------------------------------------------------------------------------------------------------------------------
  *  Non-income producing security.
  ^  All or a portion of this security is on loan.

  ~  As of November 30, 2004, the fund had one security representing $4,305,988 and 0.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

  +  Restricted Security
ADR= American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS MID CAP GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/04

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $2,110,389,893
                                                                 ==============
Gross unrealized appreciation                                      $369,122,064
Gross unrealized depreciation                                      (80,008,451)
                                                                 --------------
Net unrealized appreciation                                        $289,113,613
                                                                 ==============

(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(3) Restricted Securities
At November 30, 2004, the fund owned the following restricted security which is subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.2% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of this security is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                          DATE OF
DESCRIPTION             ACQUISITION       SHARES        COST           VALUE
-------------------------------------------------------------------------------
Aber Diamond Corp.       1/14/2004        101,400     $3,921,525     $3,898,457


(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylson Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) MUNICIPAL BOND FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.9%
--------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd Lien Passenger Facility D),
AMBAC, 5.5%, 2019                                                                        $  1,845,000       $    1,992,692
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (3rd Lien Passenger Facility B),
FSA, 5.75%, 2022                                                                            1,125,000            1,214,336
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, FSA, 9.5131%, 2022+++                2,500,000            2,897,050
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, XLCA, 10.0131%, 2029+++              3,000,000            3,517,020
--------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC, 10.01%, 2017+++                       2,500,000            2,999,000
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6%, 2011                                                   955,000            1,065,360
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6%, 2012                                                   250,000              277,170
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6.125%, 2017                                             1,500,000            1,693,875
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013++++                                       3,165,000            4,631,651
--------------------------------------------------------------------------------------------------------------------------
Niagara, NY, Frontier Transportation Authority (Buffalo-Niagara International
Airport), MBIA, 5.875%, 2013                                                                1,485,000            1,632,564
--------------------------------------------------------------------------------------------------------------------------
Port of Seattle, WA, "A", FGIC, 5.5%, 2021                                                  4,000,000            4,237,480
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   26,158,198
--------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.2%
--------------------------------------------------------------------------------------------------------------------------
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2020                       $  2,750,000       $    3,054,040
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125%, 2020                                                             3,785,000            4,346,088
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, RITES, AMBAC, 9.0918%, 2018+++                                                 5,900,000            7,582,916
--------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", 5.25%, 2028                                             5,000,000            5,345,250
--------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ETM, 6.5%, 2008++++                                          6,300,000            7,078,806
--------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009++++                                      7,000,000            7,967,680
--------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ROLs, 8.992%, 2017+++,++++                                   2,870,000            3,548,066
--------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLs, XLCA, 9.176%, 2017+++                                    1,150,000            1,487,893
--------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2017                                                              830,000              963,248
--------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010++++                                                        1,000,000            1,178,830
--------------------------------------------------------------------------------------------------------------------------
Detroit, MI, 6.25%, 2009                                                                    5,235,000            5,361,216
--------------------------------------------------------------------------------------------------------------------------
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017                               6,000,000            6,467,340
--------------------------------------------------------------------------------------------------------------------------
Hidalgo County, TX, AMBAC, 6%, 2016                                                         1,005,000            1,138,052
--------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2019                                                      3,315,000            3,881,434
--------------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                     1,860,000              490,910
--------------------------------------------------------------------------------------------------------------------------
New York City Urban Development Corp., 5.5%, 2016                                          14,690,000           15,671,145
--------------------------------------------------------------------------------------------------------------------------
New York City, NY, "B", 7.5%, 2007                                                            955,000              959,192
--------------------------------------------------------------------------------------------------------------------------
New York City, NY, "B", 5.75%, 2015                                                         5,850,000            6,543,986
--------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2006++++                                                   11,085,000           11,672,948
--------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2013                                                        8,500,000            9,301,295
--------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2014                                                        9,500,000           10,003,880
--------------------------------------------------------------------------------------------------------------------------
Pittsfield, MA, MBIA, 5.5%, 2017                                                              100,000              111,655
--------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2020                                                                   2,990,000            3,088,580
--------------------------------------------------------------------------------------------------------------------------
Schaumburg, IL, "B", FGIC, 5.25%, 2034                                                      2,000,000            2,069,180
--------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2018                                                              1,835,000              906,582
--------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2021                                                              3,150,000            1,269,324
--------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2012                                                               350,000              387,240
--------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2013                                                             5,000,000            5,609,250
--------------------------------------------------------------------------------------------------------------------------
State of California, 5.1%, 2034                                                             5,000,000            5,051,900
--------------------------------------------------------------------------------------------------------------------------
State of California, RITES, 8.9866%, 2012+++                                                5,825,000            7,277,988
--------------------------------------------------------------------------------------------------------------------------
State of California, RITES, XLCA, 9.5721%, 2017+++                                          6,875,000            8,683,813
--------------------------------------------------------------------------------------------------------------------------
State of Washington, 6.75%, 2010                                                            3,880,000            4,544,372
--------------------------------------------------------------------------------------------------------------------------
State of Washington, 6%, 2012                                                               4,360,000            5,045,087
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  158,089,186
--------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.8%
--------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75%, 2019                                                              $  1,000,000       $    1,113,380
--------------------------------------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5%, 2010                                                      3,095,000            3,595,709
--------------------------------------------------------------------------------------------------------------------------
District of Columbia, MBIA, ETM, 6.5%, 2010++++                                             2,905,000            3,406,868
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority General Transportation Systems, "A"
XLCA, 7%, 2021                                                                             10,185,000           12,911,219
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Transportation Systems, "C", XLCA,
6.1%, 2013                                                                                 10,200,000           11,996,526
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   33,023,702
--------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.3%
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 5.4%, 2017                                       $  3,000,000       $    3,272,310
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2009                                          5,160,000            5,837,147
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2015                                         20,295,000           23,888,433
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC, 8.5623%, 2019+++                              5,000,000            6,218,300
--------------------------------------------------------------------------------------------------------------------------
Clark County, NV, School District, "A", MBIA, 7%, 2010                                      4,000,000            4,749,200
--------------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                    2,360,000            2,491,735
--------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                    1,735,000            2,290,200
--------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014++++                             265,000              358,497
--------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010++++                                             725,000              839,920
--------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2016                                                 865,000            1,002,111
--------------------------------------------------------------------------------------------------------------------------
Gilroy, CA, Unified School District, FGIC, 5%, 2027                                         1,000,000            1,020,370
--------------------------------------------------------------------------------------------------------------------------
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028                  1,000,000            1,019,510
--------------------------------------------------------------------------------------------------------------------------
Highland Park, TX, Independent School District, 5.125%, 2016                                2,525,000            2,675,743
--------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2017                                            1,345,000            1,571,283
--------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2019                                          1,245,000            1,444,499
--------------------------------------------------------------------------------------------------------------------------
Knox County, KY, XLCA, 5.625%, 2035                                                         1,150,000            1,235,008
--------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026             1,765,000              515,221
--------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2027             1,570,000              428,516
--------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010++++                                           1,150,000            1,329,090
--------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010++++                                           1,000,000            1,155,730
--------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                     4,885,000            2,316,027
--------------------------------------------------------------------------------------------------------------------------
Lewisville, TX, Independent School District, PSF, 5%, 2018                                  8,500,000            8,909,190
--------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                      785,000              871,625
--------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                      785,000              870,180
--------------------------------------------------------------------------------------------------------------------------
Marshall, MI, Public School District, 5.5%, 2016                                              500,000              549,710
--------------------------------------------------------------------------------------------------------------------------
Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2027           2,200,000            2,245,144
--------------------------------------------------------------------------------------------------------------------------
Rockwall, TX, Independent School District, PSF, 0%, 2014                                    2,000,000            1,272,060
--------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2025                              2,000,000            2,191,800
--------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2026                              2,000,000            2,180,280
--------------------------------------------------------------------------------------------------------------------------
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028                2,500,000            2,537,975
--------------------------------------------------------------------------------------------------------------------------
Snohomish County, WA, School District 6, 6%, 2014                                           1,690,000            1,938,177
--------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA (Wattsburg), Rev., MBIA, 0%, 2028                2,150,000              595,550
--------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA (Wattsburg), Rev., MBIA, 0%, 2030                2,150,000              527,223
--------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA (Wattsburg), Rev., MBIA, 0%, 2031                1,170,000              270,785
--------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028                                1,900,000            1,969,065
--------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031                                2,000,000            2,063,660
--------------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                    3,955,000            4,083,775
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   98,735,049
--------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 14.5%
--------------------------------------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital), FSA, 5.25%, 2025             $  1,000,000       $    1,047,970
--------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                              1,000,000            1,028,330
--------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6%, 2021                                                1,750,000            1,785,578
--------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
6.625%, 2026                                                                                1,250,000            1,372,225
--------------------------------------------------------------------------------------------------------------------------
Cullman, AL, Cullman Medical Park South, Medical Clinic Board Rev. (Cullman
--------------------------------------------------------------------------------------------------------------------------
Regional Medical Center), 6.5%, 2013                                                        1,275,000            1,277,818
--------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                  2,440,000            2,377,438
--------------------------------------------------------------------------------------------------------------------------
District of Columbia, Hospital Rev. (Medlantic Healthcare), MBIA, ETM,
5.25%, 2019++++                                                                             6,750,000            7,005,555
--------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.),
5.25%, 2018                                                                                 1,000,000            1,035,860
--------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.),
5.25%, 2020                                                                                 4,345,000            4,381,237
--------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA,
5.25%, 2034                                                                                 5,000,000            5,151,700
--------------------------------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
System), 5.5%, 2031                                                                         1,555,000            1,584,498
--------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Healthcare Authority Rev. (Memorial Hospital), 5.75%, 2031                    1,500,000            1,551,300
--------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. "A" (Texas Children's
Hospital), 5.375%, 2015                                                                     4,300,000            4,518,956
--------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial
Herman Healthcare), 6.375%, 2029                                                            2,000,000            2,186,340
--------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
6%, 2031                                                                                    1,000,000            1,065,170
--------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                    2,595,000            2,669,217
--------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. "A" (Provena Health), MBIA, 5.25%, 2012         1,600,000            1,717,392
--------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Advocate Health Care Network), MBIA,
5.7%, 2011                                                                                  3,005,000            3,272,505
--------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Centegra Health Systems), 5.25%, 2024       5,500,000            5,367,505
--------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2015      1,800,000            2,009,196
--------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015             6,500,000            7,031,375
--------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024          2,650,000            2,728,043
--------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital
Associates), 6%, 2024                                                                       1,165,000            1,199,018
--------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2022           1,975,000            2,015,310
--------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                  2,400,000            2,418,216
--------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Deaconess Hospital) "A", AMBAC,
5.375%, 2034                                                                                2,075,000            2,170,969
--------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center),
6.125%, 2016                                                                                2,195,000            2,350,143
--------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
Healthcare, Inc.), 6.5%, 2020                                                               4,750,000            5,124,110
--------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                   2,610,000            2,710,094
--------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care "A", 5.75%, 2015                                           1,000,000            1,079,780
--------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial Medical Center) "B",
5.875%, 2032                                                                                2,200,000            2,240,502
--------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge
Health), "A", 5.125%, 2034                                                                  1,000,000              996,180
--------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
5.5%, 2033                                                                                  1,115,000            1,123,240
--------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of
Maryland Medical System), 6.75%, 2030                                                       1,000,000            1,125,550
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
5.7%, 2015                                                                                  2,500,000            2,573,900
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
Systems), 5.75%, 2021                                                                       1,500,000            1,647,405
--------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. "A" (Crittenton), 5.625%, 2027                     1,000,000            1,027,440
--------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Mercy Mount Clement), MBIA, 5.75%, 2017           2,900,000            3,201,774
--------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System) MBIA,
ETM, 5.375%, 2014++++                                                                         515,000              556,772
--------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                  750,000              770,543
--------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist
Health), "A- 2", 0%, 2022                                                                   4,620,000            4,060,472
--------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist
Health), "A- 2", 0%, 2024                                                                   6,910,000            6,025,589
--------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital),
5.625%, 2032                                                                                1,335,000            1,360,886
--------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Rev. (Exeter Hospital), 6%, 2016                1,000,000            1,082,380
--------------------------------------------------------------------------------------------------------------------------
North Central, TX, Health Facilities Development Corp. Rev. (Texas Health Resources
System), MBIA, 5%, 2017                                                                     5,000,000            5,191,900
--------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
System, Inc.), 6%, 2023                                                                     4,000,000            4,190,680
--------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health
Systems), 5.625%, 2032                                                                      1,490,000            1,560,492
--------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
Healthcare), 5.75%, 2032                                                                    2,230,000            2,351,111
--------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev. (Boca Raton Hospital), 5.5%, 2021             1,500,000            1,546,935
--------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial), FHA, 8.7%, 2023                        1,570,000            1,898,585
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Rev. (Alleghany Delaware Valley), MBIA,
5.3%, 2006                                                                                  1,975,000            2,062,670
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Rev. (Allegheny Delaware Valley), MBIA,
5.875%, 2016                                                                                5,000,000            5,345,800
--------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
Obligation Group), 6.375%, 2021                                                             2,000,000            2,118,740
--------------------------------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev. (Medcentral Health Systems),
6.375%, 2022                                                                                1,000,000            1,056,300
--------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016           770,000              775,752
--------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist
Healthcare), 6.375%, 2019                                                                   1,255,000            1,497,830
--------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), ETM, 6.375%, 2019++++                                                            745,000              881,007
--------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Bon Secours Health
Systems, Inc.), "A", 5.625%, 2030                                                           2,055,000            2,089,812
--------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                            1,200,000            1,303,248
--------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare),
6.25%, 2020                                                                                 2,000,000            2,039,960
--------------------------------------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp. (Fort Worth Osteopathic),
MBIA, 6%, 2021                                                                              6,000,000            6,440,700
--------------------------------------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp. (Texas Health Resources),
MBIA, 5.25%, 2018                                                                           8,605,000            9,083,352
--------------------------------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026         1,250,000            1,285,188
--------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019               1,595,000            1,777,723
--------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020               2,465,000            2,738,023
--------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
6%, 2017                                                                                      520,000              556,026
--------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
6%, 2021                                                                                      650,000              681,941
--------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.875%, 2030                                                                                2,000,000            2,271,240
--------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Services), 5.75%, 2025                                                                      3,000,000            3,137,280
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  172,907,776
--------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Buckner Retirement
Facility), 5.25%, 2019                                                                   $  2,500,000       $    2,517,700
--------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL REVENUE - CHEMICALS - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033              $  3,500,000       $    3,795,505
--------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
5.7%, 2018                                                                               $  1,730,000       $    1,798,802
--------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026                       1,500,000            1,579,140
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    3,377,942
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010        $    670,000       $      694,281
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Flour
Corp.), 5.625%, 2019                                                                        8,650,000            9,019,615
--------------------------------------------------------------------------------------------------------------------------
Shelby County, TN (FedEx Corp.), 5.05%, 2012                                                1,400,000            1,493,142
--------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.),
5.7%, 2026                                                                                  3,640,000            3,732,456
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   14,939,494
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
(Mead Westvaco Escanaba), 6.25%, 2027                                                    $  1,500,000       $    1,587,735
--------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement (International Paper Co.),
5.7%, 2014                                                                                  1,400,000            1,534,554
--------------------------------------------------------------------------------------------------------------------------
Jay, ME, Solid Waste Disposal Rev. "A" (International Paper Co.), 5.125%, 2018              1,500,000            1,506,660
--------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.),
6.2%, 2025                                                                                  1,250,000            1,309,375
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    5,938,324
--------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                         $  5,835,000       $    1,164,899
--------------------------------------------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE - OTHER - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013                                  $  2,920,000       $    2,921,606
--------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., FSA, 5.85%, 2010++++                         4,000,000            4,547,280
--------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., FSA, 5.9%, 2010++++                          4,500,000            5,126,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   12,595,286
--------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.6%
--------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine
Apartments), 5.25%, 2025                                                                 $  3,500,000       $    3,650,885
--------------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority Port Authority (Newark Marine Terminal),
MBIA, 5.5%, 2028                                                                              785,000              840,523
--------------------------------------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.625%, 2020                                    670,000              702,240
--------------------------------------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.75%, 2031                                   1,755,000            1,841,697
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    7,035,345
--------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                            $    375,000       $      228,109
--------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                 450,000              256,127
--------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                 975,000              518,895
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    1,003,131
--------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0%, 2009                                                        $  8,965,000       $    7,677,267
--------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 6.5%, 2022                                                         5,000,000            6,067,900
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018                         4,580,000            5,381,408
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042                  2,340,000            2,403,086
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place, MBIA, 0%, 2032                               4,000,000              905,240
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   22,434,901
--------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev. "A",
GNMA, 6.05%, 2032                                                                        $  2,000,000       $    2,101,980
--------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                      760,000              798,623
--------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                       145,000              156,871
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev. "B", GNMA, 6%, 2033                                  710,000              762,632
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev. "C", GNMA, 7%, 2032                                  145,000              148,115
--------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05%, 2030                                   115,000              116,640
--------------------------------------------------------------------------------------------------------------------------
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031                                     195,000              201,644
--------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                            450,000              478,508
--------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                         570,000              621,317
--------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 7.5%, 2026                           295,000              306,576
--------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                          840,000              898,514
--------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                           170,000              172,785
--------------------------------------------------------------------------------------------------------------------------
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030                                   2,175,000            2,230,680
--------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
Series 3, GNMA, 6.5%, 2023                                                                    210,000              222,800
--------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
Series 3, GNMA, 5.4%, 2029                                                                    625,000              637,863
--------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated,
"3", GNMA, 5.3%, 2028                                                                       1,760,000            1,883,429
--------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev. "B", GNMA, 6.2%, 2034                      1,180,000            1,281,091
--------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%, 2028                                    165,000              174,481
--------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, GNMA, 7.05%, 2030                          930,000              957,082
--------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev., GNMA, 7.375%, 2020                     15,000               15,312
--------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B",
GNMA, 5.45%, 2027                                                                           1,485,000            1,602,939
--------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
GNMA, 6.875%, 2026                                                                            840,000              859,589
--------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.45%, 2029                575,000              621,127
--------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.45%, 2033              1,610,000            1,705,924
--------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6%, 2035                 1,815,000            1,948,021
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   20,904,543
--------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.1%
--------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities Program, "B",
GNMA, 4.45%, 2034                                                                        $  1,760,000       $    1,787,192
--------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                       17,740,000            7,593,430
--------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2027                         935,000              271,524
--------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                       2,385,000              711,517
--------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2029                       3,970,000            1,211,287
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014                                         44,000               44,729
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.05%, 2016                                        435,000              439,572
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                        215,000              215,983
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75%, 2021                                        270,000              274,936
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023                                         880,000              915,552
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2025                                        199,000              199,358
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4%, 2027                                         140,000              141,319
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                         545,000              564,609
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.25%, 2031                                        430,000              437,086
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032                                         860,000              885,267
--------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021                                  195,000              198,235
--------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 7.55%, 2031                                                                             725,000              775,047
--------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032             1,005,000            1,035,974
--------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033           1,530,000            1,672,856
--------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance "B", 4.8%, 2023          1,530,000            1,558,825
--------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., "F", GNMA, 7.55%, 2027                                           376,000              387,227
--------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.1%, 2034                                               3,725,000            3,817,082
--------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 6.7%, 2030                                                       1,350,000            1,391,027
--------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 7.45%, 2031                                                        215,000              222,744
--------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 6.85%, 2032                                                        420,000              461,672
--------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 6.75%, 2034                                                        515,000              549,423
--------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%, 2030                                    565,000              582,628
--------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.85%, 2030                                   1,415,000            1,456,162
--------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3%, 2031                                      500,000              536,170
--------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., 6.8%, 2031                                      1,100,000            1,144,165
--------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                  470,000              501,382
--------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                               1,820,000            1,915,659
--------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.35%, 2033                                 840,000              894,281
--------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "13-A", 4.25%, 2028                             1,755,000            1,787,169
--------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, 5%, 2033                         1,810,000            1,825,693
--------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                                              335,000              337,084
--------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021              6,540,000            6,720,766
--------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                       2,595,000            2,670,566
--------------------------------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023             720,000              749,282
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   48,884,480
--------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                            $    500,000       $      499,620
--------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
--------------------------------------------------------------------------------------------------------------------------
Facilities (American Ref-Fuel Co.), "A", 6.2%, 2019                                         1,250,000            1,315,550
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates), 6.7%, 2014      2,400,000            2,552,832
--------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev. (Southwest County Resource
--------------------------------------------------------------------------------------------------------------------------
Recovery), MBIA, 7.2%, 2005                                                                 3,000,000            3,013,230
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    7,381,232
--------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.9%
--------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), 5.75%, 2013                         $  5,000,000       $    5,610,600
--------------------------------------------------------------------------------------------------------------------------
Orange County, CA, California Recovery Certificates, MBIA, 6%, 2026                         5,000,000            5,375,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   10,986,300
--------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 9.1%
--------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015                                   $  1,610,000       $    1,840,246
--------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2016                                      1,705,000            1,947,212
--------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.025%, 2018++              16,250,000           20,922,850
--------------------------------------------------------------------------------------------------------------------------
Fayette County, GA (Criminal Justice Center), 6.25%, 2010++++                               1,000,000            1,168,670
--------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.375%, 2028                                                                           4,000,000            4,102,960
--------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.5%, 2043                                                                             3,925,000            4,071,049
--------------------------------------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020                                      5,000,000            5,454,600
--------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. "B", 6%, 2007                                             1,495,000            1,604,927
--------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, 5.75%, 2007++++          10,000               10,949
--------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, 5.75%, 2010           1,990,000            2,154,434
--------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, ETM, 6%, 2007++++         5,000                5,406
--------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A", MBIA, 5.5%, 2035             7,000,000            7,572,460
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Rev., FGIC, ETM, 6.7%, 2016++++                   26,195,000           31,680,757
--------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017                                     5,000,000            5,378,300
--------------------------------------------------------------------------------------------------------------------------
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California
Department of Transportation), 5.5%, 2014                                                  10,000,000           10,453,500
--------------------------------------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building Corp.), FGIC, 5.5%, 2020                   7,500,000            8,188,875
--------------------------------------------------------------------------------------------------------------------------
West Valley City, Utah Municipal Building Lease Rev. "A", AMBAC, 5.5%, 2027                 2,000,000            2,136,280
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  108,693,475
--------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                              $  2,500,000       $    2,671,550
--------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                2,800,000            2,989,280
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    5,660,830
--------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011                           $  3,640,000       $    4,269,138
--------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                      910,000              920,647
--------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                   1,640,000            1,667,158
--------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                      730,000              724,832
--------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                   1,095,000            1,111,841
--------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                               2,000,000            2,055,780
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   10,749,396
--------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.), 6.125%, 2027                            $  2,225,000       $    2,199,457
--------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                                     2,820,000            2,628,099
--------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                       1,050,000            1,030,113
--------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed,
"B", 5.3%, 2025                                                                             3,000,000            2,573,520
--------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                          1,235,000            1,121,985
--------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                        2,460,000            2,339,681
--------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                   1,500,000            1,447,680
--------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                           160,000              159,616
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   13,500,151
--------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.6%
--------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation "B", MBIA, 0%, 2017            $  5,000,000       $    2,598,950
--------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024                                    3,860,000            3,920,332
--------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., RITES, MBIA, 8.8418%, 2020+++                           5,000,000            5,632,300
--------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
AMBAC, 0%, 2018                                                                             1,250,000              629,813
--------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
AMBAC, 0%, 2019                                                                             2,000,000              944,840
--------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "C",
FSA, 0% to 2011, 5.35% to 2016                                                              1,000,000              779,230
--------------------------------------------------------------------------------------------------------------------------
Texas Turnpike Authority, Dallas Thruway Rev. (President George Bush Highway),
AMBAC, 5%, 2006++++                                                                         2,885,000            3,030,058
--------------------------------------------------------------------------------------------------------------------------
Texas Turnpike Authority, Dallas Thruway Rev. (President George Bush Highway),
AMBAC, 5%, 2016                                                                             1,615,000            1,689,791
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   19,225,314
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.8%
--------------------------------------------------------------------------------------------------------------------------
Illinois Regional Transportation Authority Rev., MBIA, 6.25%, 2018                       $  4,400,000       $    5,387,668
--------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Transpotation Authority, ETM, 9.2%, 2015++++                              2,000,000            2,747,720
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, 5.75%, 2013                                 5,600,000            6,363,336
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY "A", FSA, 5%, 2030                           2,750,000            2,782,285
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, AMBAC, 5%, 2030                             5,000,000            5,056,350
--------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease
"A", FSA, 6%, 2009++++                                                                      1,325,000            1,505,651
--------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., ROLs, FSA, 9.2659%, 2011+++            7,500,000            9,456,900
--------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., Transportation Systems
"B", 5.25%, 2016                                                                            8,500,000            9,274,010
--------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev., 5.25%, 2013                               2,420,000            2,589,448
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   45,163,368
--------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.5%
--------------------------------------------------------------------------------------------------------------------------
Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA, 5.125%, 2034       $  2,400,000       $    2,468,856
--------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032                   3,500,000            3,619,665
--------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Community College "B", FSA, 5%, 2027                                       5,000,000            5,101,850
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059           4,975,000            5,728,961
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
Pharmacy), 6.625%, 2020                                                                       350,000              384,531
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev., RITES (Harvard
University), 10.5554%, 2020+++                                                              8,410,000           12,385,912
--------------------------------------------------------------------------------------------------------------------------
Ohio State University, 6%, 2017                                                               500,000              571,525
--------------------------------------------------------------------------------------------------------------------------
Rhode Island State, Health & Educational Building Corp., (Higher Educational
Facilities), "D", XLCA, 5.5%, 2035                                                          9,140,000            9,769,837
--------------------------------------------------------------------------------------------------------------------------
Texas A&M University, Permenant University Fund, "A", 0.00%, 2007                           6,695,000            6,236,660
--------------------------------------------------------------------------------------------------------------------------
University of Akron, OH, General Receipts, FGIC, 6%, 2015++++                               1,000,000            1,150,420
--------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                    810,000              820,076
--------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), MBIA, 5%, 2029                         570,000              573,745
--------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), MBIA, 5%, 2034                         520,000              522,038
--------------------------------------------------------------------------------------------------------------------------
University of Hawaii, University Systems Rev. "A", FGIC, 5.5%, 2029                         3,500,000            3,723,405
--------------------------------------------------------------------------------------------------------------------------
University of New Mexico, MBIA, 5.75%, 2010++++                                               500,000              567,545
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   53,625,026
--------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.),
"A", 6%, 2021                                                                            $  1,000,000       $    1,036,240
--------------------------------------------------------------------------------------------------------------------------

UNIVERSITIES - SECONDARY SCHOOLS - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander Dawson School), 5.5%, 2020        $  6,000,000       $    6,325,800
--------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority (Waynflete School), 6.5%, 2024                                      1,500,000            1,628,385
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    7,954,185
--------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022           $  4,880,000       $    4,939,780
--------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund, Limited Obligation Rev. (Detroit Edison), MBIA, 7%, 2008           3,000,000            3,439,320
--------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control (CT Light and
Power), 5.9%, 2016                                                                          3,500,000            3,669,960
--------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (CT Light
and Power), 5.9%, 2018                                                                      1,000,000            1,061,880
--------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric Co.), 5.75%, 2030                       1,500,000            1,623,165
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   14,734,105
--------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 18.3%
--------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012                                     $  2,500,000       $    3,024,800
--------------------------------------------------------------------------------------------------------------------------
California State Department Water Resources Power Supply Rev. "A", 5.75%, 2017              2,750,000            3,068,918
--------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017                          8,145,000           10,027,147
--------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, ETM, 6.5%, 2017++++                   365,000              442,070
--------------------------------------------------------------------------------------------------------------------------
Hawaii State Department Budget & Finance Rev., "B" (Electric Co. & Subsidiary),
XLCA, 5%, 2022                                                                              4,000,000            4,087,200
--------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", 6.15%, 2014                                           16,380,000           17,699,409
--------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2007++++                                    9,000,000           10,253,970
--------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014++++                                  28,220,000           30,508,924
--------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "B", MBIA, 6%, 2016                                        10,000,000           10,738,400
--------------------------------------------------------------------------------------------------------------------------
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station),
AMBAC, 7.2%, 2013                                                                           4,000,000            4,858,160
--------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 5.7%, 2013                                7,000,000            7,567,210
--------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 5.625%, 2014                              7,735,000            8,350,087
--------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 6.5%, 2018                                9,250,000           11,437,070
--------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                  1,500,000            1,677,390
--------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., ROLs,
MBIA, 8.718%, 2019+++                                                                       3,500,000            4,084,920
--------------------------------------------------------------------------------------------------------------------------
Northern California Transmission Agency, MBIA, 7%, 2013                                     4,000,000            4,862,680
--------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                     4,150,000            5,098,566
--------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 8.5693%, 2015+++                          2,500,000            2,889,750
--------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 8.5693%, 2016+++                          3,000,000            3,467,700
--------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                             8,500,000            8,673,995
--------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority Rev. (Magnolia Power), AMBAC, 5%, 2036           4,200,000            4,252,458
--------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), FSA, 5.125%, 2014          8,000,000            8,604,560
--------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), MBIA, 5.75%, 2010         13,100,000           14,006,258
--------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), MBIA, 5.75%, 2011          7,500,000            8,018,850
--------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #2), MBIA, 5.7%, 2012          15,000,000           16,026,150
--------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016               5,145,000            6,529,725
--------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #3), FGIC, 0%, 2005             6,895,000            6,807,640
--------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                        1,730,000            1,804,892
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  218,868,899
--------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                                        $  1,570,000       $    1,625,971
--------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010++++                           1,000,000            1,166,330
--------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010++++                           1,055,000            1,230,478
--------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                         920,000              962,440
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    4,985,219
--------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,055,739,273)                                                     $1,156,069,201
--------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "B", 1.65%, due 12/02/04                                                      $    400,000       $      400,000
--------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, CA, Toll Bridge Rev. "A", 1.58%, due 12/02/04                        200,000              200,000
--------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Adventist Hospital),
"B", 1.65%, due 12/01/04                                                                      100,000              100,000
--------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobile Corp.), 1.57%,
due 12/01/04                                                                                7,375,000            7,375,000
--------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp., Special Facilities Rev
(Texas Medical Center), MBIA, 1.68%, due 12/01/04                                             200,000              200,000
--------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
Chicago), 1.66%, due 12/01/04                                                                   5,000                5,000
--------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 1.61%,
due 12/02/04                                                                                  100,000              100,000
--------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.), 1.57%,
due 12/01/04                                                                                5,700,000            5,700,000
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Capital
Assets Program, "D", 1.62%, due 12/01/04                                                      900,000              900,000
--------------------------------------------------------------------------------------------------------------------------
New York City, NY, 1.67%, due 12/01/04                                                        400,000              400,000
--------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 1.64%,
due 12/01/04                                                                                  600,000              600,000
--------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County Financial Corp. Lease Rev. (Moscone Center
Expansion), 1.59%, due 12/02/04                                                             4,850,000            4,850,000
--------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.67%, due 12/02/04                              75,000               75,000
--------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.67%, due 12/02/04                              95,000               95,000
--------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.67%, due 12/02/04                              50,000               50,000
--------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.67%, due 12/02/04                              50,000               50,000
--------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.7%, due 12/01/04                               35,000               35,000
--------------------------------------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power Supply Rev.,
"C-2", 1.61%, due 12/02/04                                                                  1,700,000            1,700,000
--------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                        $   22,835,000
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at identified cost                                                                       $1,178,904,201
--------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                           14,005,848
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $1,192,910,049
--------------------------------------------------------------------------------------------------------------------------
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.


The following abbreviations are used in the Portfolio of Investments and are defined:

ETM              = Escrowed to Maturity

Insurers
--------------------------------------------------------------------------------------------------------------------------
AMBAC            = AMBAC Indemnity Corp.
FGIC             = Financial Guaranty Insurance Co.
FHA              = Federal Housing Administration
FSA              = Financial Security Assurance Inc.
GNMA             = Government National Mortgage Assn.
MBIA             = Municipal Bond Investors Corp.
PSF              = Permanent School Fund
XLCA             = XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------
RITES            = Residual Interest Tax-Exempt Security
ROLS             = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (unaudited) 11/30/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                       $1,078,574,273
                                                                     ==============
Gross unrealized appreciation                                          $102,294,417
Gross unrealized depreciation                                            (1,964,489)
                                                                     --------------
Net unrealized appreciation (depreciation)                             $100,329,928
                                                                     ==============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Interest Rate Swaps
-------------------

                                  Notional
                                  Principal                                                               Unrealized
                                  Amount of       Cash Flows Paid                 Cash Flows              Appreciation
Expiration                        Contract          by the fund               Received by the fund       (Depreciation)
-----------------------------------------------------------------------------------------------------------------------
                                                  Fixed - 3 Year BMA Swap    Floating - 7 day BMA
12/01/07              USD         27,000,000        Index - 2.795%             Swap Index                   $       0
                                                  Fixed - 12 Year BMA Swap   Floating - 7 day BMA
12/15/16              USD         10,000,000        Index - 4.071%             Swap Index                    (183,058)
                                                  Fixed - 12 Year BMA Swap   Floating - 7 day BMA
04/06/17              USD         12,000,000        Index - 3.884%             Swap Index                      77,375
                                                  Fixed - 12 Year BMA Swap   Floating - 7 day BMA
04/20/17              USD         23,000,000        Index - 3.714%             Swap Index                     494,738
                                                                                                            ---------
                                                                                                            $ 389,055
                                                                                                            =========

At November 30, 2004 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At November 30, 2004, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 6.88% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                  DATE OF         PAR
DESCRIPTION                                    ACQUISITION       AMOUNT              COST                 VALUE
-----------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of
Education, RITES, FGIC,
8.5623%, 2019                                  2/9/2000          5,000,000           3,984,600            6,218,300

Chicago, IL, O'Hare
International Airport Rev.,
RITES, FSA, 9.5131%, 2022                     8/21/2003          2,500,000          $2,657,187           $2,897,050

Chicago, IL, O'Hare
International Airport Rev.,
RITES, XLCA, 10.0131%, 2029                   8/21/2003          3,000,000           3,267,915            3,517,020

Chicago, IL, RITES, AMBAC,
9.0918%, 2018                                 3/20/2000          5,900,000           5,728,934            7,582,916
Commonwealth of
Massachusetts, ROLs, 8.992%, 2017             8/28/2001          2,870,000           3,099,697            3,548,066

Commonwealth of Puerto Rico,
ROLs, XLCA, 9.176% 2017                      10/22/2001          1,150,000           1,357,997            1,487,893
Denver, CO, City & County
Airport Rev., RITES, AMBAC,
10.01%, 2017                                  8/28/2000          2,500,000           2,625,460            2,999,000

Massachusetts Health &
Educational Facilities Authority
Rev., RITES (Harvard
University), 10.5554%, 2020                   11/8/1999          8,410,000           9,415,512           12,385,912

New Jersey Transportation Trust
Fund Authority Rev., ROLs,
FSA, 9.2659%, 2011                             1/7/2002          7,500,000           8,457,470            9,456,900

New Jersey Turnpike Authority
Rev., RITES, MBIA, 8.8418%, 2020              4/19/2000          5,000,000           4,654,747            5,632,300

North Carolina Municipal Power
Agency, Catawba Electric Rev.,
ROLs, MBIA, 8.718%, 2019                       3/3/2003          3,500,000           3,941,983            4,084,920

Puerto Rico Electric Power
Authority, RITES, FSA,
8.5693%, 2015                                 9/16/1999          2,500,000           2,441,250            2,889,750

Puerto Rico Electric Power
Authority, RITES, FSA,
8.5693%, 2016                                 9/16/1999          3,000,000           2,854,200            3,467,700

State of California, RITES,
8.9866%, 2012                                 11/8/1999          5,825,000           6,028,151            7,277,988

State of California, RITES,
XLCA, 9.5721%, 2017                           1/3/2000           6,875,000           7,003,975            8,683,813
                                                                                                        -----------
                                                                                                        $82,129,528
                                                                                                        ===========

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     MFS SERIES TRUST IV
                ---------------------------------------------------------------


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: January 21, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date: January 21, 2005
      ----------------

By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: January 21, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.